Average Annual Total Returns - Investor - Vanguard Target Retirement 2040 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	15.47%	11.71%	9.90%	14.84%	11.03%	9.28%	9.48%	9.15%	7.95%	21.02%	15.46%	13.84%	7.51%	4.44%	3.84%	16.31%	12.03%	10.23%